Consolidated and Combined Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Jun. 25, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Product revenues, net	$ 105,825	$ 65,972	$ 147,168	$ 128,328	$ 272,123	$ 290,965
Cost of goods sold	70,174	40,112	101,585	77,627	163,634	167,874
Gross profit	35,651	25,860	45,583	50,701	108,489	123,091
Selling, general and administrative expenses	32,907	16,048	44,616	43,355	65,896	74,767
Amortization of intangible assets	4,151	2,534	6,021	4,927	10,724	11,111
Asset impairment charges	0	40,600	0	40,600	0	0
Restructuring and other expenses	1,657	0	1,052	0	2,193	9,461
Operating loss	(3,064)	(33,322)	(6,106)	(38,181)	29,676	27,752
Interest (expense) income, net	(5,078)	(172)	(4,371)	(238)	(500)	49
Other (expense) income, net	310	1,721	(578)	801	(830)	(1,648)
Loss before income taxes	(15,707)	(31,773)	(11,055)	(37,618)	28,346	26,153
(Benefit) provision for income taxes	(3,682)	(3,118)	(2,618)	(3,482)	(2,466)	5,312
Net loss	$ (12,025)	$ (28,655)	$ (8,437)	$ (34,136)	$ 30,812	$ 20,841
Net loss per share - Basic and diluted (in dollars per share)	$ (0.31)		$ (0.22)
Revenue from Contract with Customer, Product and Service [Extensible List]	us-gaap:ProductMember	us-gaap:ProductMember	free:ProductRevenuesNetMember	free:ProductRevenuesNetMember	free:ProductRevenuesNetMember